FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Interest rate swap agreements
In February 2013, Frontline 2012 entered into six interest rate swaps with Nordea Bank whereby the floating interest rate on an original principal amount of $260.0 million of the then anticipated debt on 12 MR product tanker newbuildings was switched to fixed rate. Six of these newbuildings were subsequently financed from the $466.5 million term loan facility. In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. In the six months ended June 30, 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate. In the six months ended June 30 2020, the Company entered into two interest rate swaps with Nordea Bank whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate.

As of June 30, 2020, the Company recorded a derivative instruments receivable of nil (December 31, 2019: $0.1 million) and a derivative instruments payable of $25.7 million (December 31, 2019: $4.3 million) in relation to these agreements. The Company recorded a loss on derivatives of $21.7 million in the six months ended June 30, 2020 (six months ended June 30, 2019: loss of $9.7 million) in relation to these agreements.
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2020 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
—	June 2013	June 2020	1.4025%
36,343	September 2013	September 2020	1.5035%
61,998	December 2013	December 2020	1.6015%
12,004	March 2014	March 2021	1.6998%
12,347	June 2014	June 2021	1.7995%
12,690	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
685,382

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2020 and December 31, 2019 are as follows:

	2020		2019
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	224,720	224,720	174,223	174,223
Restricted cash	16,339	16,339	3,153	3,153
Liabilities:
Floating rate debt	2,135,671	2,135,671	1,553,928	1,553,928
Fixed rate debt	65,169	64,894	147,413	146,225

The estimated fair value of financial assets and liabilities as of June 30, 2020 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	224,720	224,720	—	—
Restricted cash	16,339	16,339	—	—
Liabilities:
Floating rate debt	2,135,671	—	2,135,671	—
Fixed rate debt	64,894	—	5,169	59,725
The estimated fair value of financial assets and liabilities as of December 31, 2019 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,223	174,223	—	—
Restricted cash	3,153	3,153	—	—
Liabilities:
Floating rate debt	1,553,928	—	1,553,928	—
Fixed rate debt	146,225	—	7,329	138,896

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level two inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. Floating rate debt is presented net of deferred financing charges of $15.3 million as of June 30, 2020 (December 2019: $8.0 million).

Fixed rate debt - short-term debt held with a third party bank has been valued using level two inputs, the remaining fixed rate debt has been determined using level three inputs being the discounted expected cash flows of the outstanding debt.

Assets Measured at Fair Value on a Nonrecurring Basis
On March 16, 2020, the Company closed the Acquisition with Trafigura and recorded the vessels and time charters acquired based on their proportionate share of the fair value of the total consideration of $651.8 million. As such, $11.9 million of the combined fair value of the consideration was recognized within other current and long-term liabilities in relation to the time charters, and the vessels were recorded at a combined fair value of $663.7 million. See Note 19 for further details. The fair value of the vessels acquired upon were valued (level two) based on the average of broker valuations from two different ship broker companies. The brokers assess each vessel based on, among others, age, yard, deadweight capacity and compare this to market transactions. The time charter contracts were fair valued (level three) using an 'excess earnings' technique whereby the terms of the contract are assessed relative to current market conditions and they were recorded at the sum of the incremental or decremental cash flows arising over the life of the contracts.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level one).

The fair value (level two) of derivative interest rate agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, or RBS, DNB Bank ASA, or DNB and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with DNB. However, the Company believes this risk is remote.